UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

KIRR, MARBACH PARTNERS
VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2019 (UNAUDITED)

Number
of Shares		Value
	COMMON STOCKS - 99.4%

	Basic Materials - 6.8%
28,582	Innospec, Inc.	$2,607,822
23,166	LyondellBasell Industries NV - Class A	1,995,287
		4,603,109
	Communications - 6.8%
12,726	Alliance Data Systems Corp.	1,783,294
15,744	Liberty SiriusXM Group - Class A *	595,281
31,672	Liberty SiriusXM Group - Class C *	1,202,902
206,561	Nokia Corp. - ADR	1,034,871
		4,616,348
	Consumer Cyclical - 20.0%
2,527	AutoZone, Inc. *	2,778,361
27,387	Dave & Buster's Entertainment, Inc.	1,108,352
24,840	Dollar Tree, Inc. *	2,667,568
95,775	Extended Stay America, Inc.	1,617,640
26,459	IAA, Inc. *	1,026,080
26,459	KAR Auction Services, Inc.	661,475
11,931	Marriott Vacations Worldwide Corp.	1,150,148
43,257	Motorcar Parts of America, Inc. *	926,132
51,672	Spartan Motors, Inc.	566,325
17,275	Visteon Corp. *	1,011,969
		13,514,050
	Consumer Non Cyclical - 8.3%
5,209	Allergan plc	872,143
18,037	Brink's Co.	1,464,244
30,011	Dentsply Sirona, Inc.	1,751,442
12,741	Zimmer Biomet Holdings, Inc.	1,500,125
		5,587,954
	Energy - 2.9%
23,922	KLX Energy Services Holdings, Inc. *	488,727
26,433	Marathon Petroleum Corp.	1,477,076
		1,965,803
	Financial - 21.2%
37,635	American International Group, Inc.	2,005,193
14,456	Aon plc	2,789,719
38,014	Colliers International Group, Inc.	2,722,563
40,988	Heritage Insurance Holdings, Inc.	631,625
1,862	Markel Corp. *	2,028,835
44,996	Synchrony Financial	1,560,011
47,450	Voya Financial, Inc.	2,623,985
		14,361,931

		Industrials - 16.9%
24,607		Arcosa, Inc.	925,961
9,901		Canadian Pacific Railway Ltd.	2,329,111
3		Deluxe Corp.	122
31,541		EMCOR Group, Inc.	2,778,762
52,188		MasTec, Inc. *	2,689,248
27,110		Stericycle, Inc. *	1,294,503
23,737		XPO Logistics, Inc. *	1,372,236
			11,389,943
		Technology - 13.5%
5,034		Broadcom, Inc.	1,449,087
34,180		Cognizant Technology Solutions Corp. - Class A	2,166,670
20,389		DXC Technology Co.	1,124,454
45,792		NCR Corp. *	1,424,131
94,478		Nuance Communications, Inc. *	1,508,814
25,535		SS&C Technologies Holdings, Inc.	1,471,071
			9,144,227
		Utilities - 3.0%
88,914		Vistra Energy Corp.	2,013,013

		TOTAL COMMON STOCKS (Cost $41,961,684)	67,196,378

		SHORT-TERM INVESTMENT - 0.7%
474,108		First American Government Obligations Fund - Class X, 2.30% **	474,108
		(Cost $474,108)

		Total Investments (Cost $42,435,792) - 100.1%	67,670,486

		Other Assets and Liabilities, Net - (0.1)%	(54,249)

		TOTAL NET ASSETS - 100.0%	$67,616,237

	*	Non-income producing security.
	**	Rate in effect as of June 30, 2019.
		ADR - American Depositary Receipt

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$67,196,378	$-	$-	$67,196,378
Short-Term Investment	474,108	-	-	474,108
Total Investments	$67,670,486	$-	$-	$67,670,486

Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)  /s/ Mark Foster
                                         Mark Foster, President

Date   August 13, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Mark Foster
                                           Mark Foster, President

Date   August 13, 2019

By (Signature and Title)*  /s/ Mickey Kim
                                           Mickey Kim, Treasurer

Date   August 13, 2019